Earnings per Share - Additional Information (Detail)		12 Months Ended
	Jul. 29, 2019	Dec. 31, 2019 shares	Dec. 31, 2017 shares	Dec. 31, 2018 shares	Dec. 31, 2016
Director [member]
Earnings per share [line items]
Number of share option, granted	30,240
Executive Officer [member]
Earnings per share [line items]
Number of share option, granted	16,548
Outside Directors [member]
Earnings per share [line items]
Number of share option, granted	240
Common stock options [member]
Earnings per share [line items]
Outstanding stock options, with a dilutive impact on profit per share from continuing operations		7,680,300	5,577,000	3,738,300	22,911,500
Number of share option, granted	4,702,800	4,702,800	2,386,000
Stock options and ESOP [member]
Earnings per share [line items]
Outstanding stock options, with a dilutive impact on profit per share from continuing operations		27,669,979	5,828,302	23,902,127